Current And Future Changes In Accounting Policies (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Accounting Policy Change [Member] | Hedging Relationships [Member]
Disclosure of initial application of standards or interpretations [line items]
Amounts of loss reclassified from non-interest income to net interest income	$ 1,114	$ 110